Investments	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Summary of Investment Holdings, Schedule of Investments [Text Block]

5.         INVESTMENTS

Short-term Investments

At October 31, 2012, we had marketable securities consisting of certificates of deposit of approximately $500,000, which were classified as "available-for-sale securities" and reported at fair value.

Investment in Videocon

Our investment in Videocon is classified as an "available-for-sale security" and reported at fair value, with unrealized gains and losses excluded from operations and reported as a component of accumulated other comprehensive income (loss) in shareholders’ equity.  The original cost basis of $16,200,000 was determined using the specific identification method.  The fair value of the Videocon GDRs is based on the price on the Luxembourg Stock Exchange, which price is based on the underlying price of Videocon’s equity shares which are traded on stock exchanges in India with prices quoted in rupees.

ASC 320 “Investments-Debt and Equity Securities” (“ASC 320”) and SEC guidance on other than temporary impairments of certain investments in equity securities requires an evaluation to determine if the decline in fair value of an investment is either temporary or other than temporary.  Unless evidence exists to support a realizable value equal to or greater than the carrying cost of the investment, an other than temporary impairment should be recorded.  At each reporting period we assess our investment in Videocon to determine if a decline that is other than temporary has occurred.  As of January 31, 2013, on a cumulative basis, write-down of the investment of approximately $10,818,000 was recorded and a new cost basis of approximately $5,382,000 was established.  The fair value of investment in Videocon as of January 31, 2013 and October 31, 2012, and the unrealized gain for the three month period ended January 31, 2013, are as follows:

Investment in Videocon
Fair Value as of October 31, 2012	$ 4,728,367
Reversal of unrealized loss at October 31, 2012	653,684
Unrealized gain	348,532
Fair Value as of January 31, 2013	$ 5,730,583

Investment in ZQX Advisors, LLC

In August 2009, we entered into an Engagement Agreement with ZQX Advisors, LLC (“ZQX”) to assist us in seeking business opportunities and licenses for our electrophoretic display technology.  Concurrently with entering into the Engagement Agreement, we acquired a 19.5% ownership interest in ZQX.  In exchange for the 19.5% ownership interest and for the services to be rendered by ZQX, we issued 800,000 unregistered shares of common stock as well as warrants to purchase an additional 500,000 unregistered shares of common stock, half of which are exercisable at $0.37 per share and the other half at $0.555 per share to ZQX.  The warrants are exercisable at any time after August 19, 2010 and expire on August 19, 2019.  We have classified our interest in ZQX of $91,000 as a reduction of additional paid-in capital within shareholders’ equity since this investment in ZQX consists entirely of our equity securities.  On January 21, 2013, we terminated the Engagement Agreement with ZQX, but currently retain our 19.5% interest in ZQX.

4.                  INVESTMENTS

Short-term Investments and Investments in U.S. Government Securities

At October 31, 2012 we had marketable securities consisting of certificates of deposit of $500,000 that were classified as "available-for-sale securities" and reported at fair value. At October 31, 2011 we had marketable securities consisting of U.S. government securities and certificates of deposit of approximately $2,249,000 that were classified as "available-for-sale securities" and reported at fair value.

Investment in Videocon

Our investment in Videocon is classified as an "available-for-sale security" and reported at fair value, with unrealized gains and losses excluded from operations and reported as component of accumulated other comprehensive income (loss) in shareholders’ equity.  The original cost basis of $16,200,000 was determined using the specific identification method.  The fair value of the Videocon GDRs is based on the price on the Luxembourg Stock Exchange, which price is based on the underlying price of Videocon’s equity shares which are traded on stock exchanges in India with prices quoted in rupees.

ASC 320 “Investments-Debt and Equity Securities” (“ASC 320”) and SEC guidance on other than temporary impairments of certain investments in equity securities requires an evaluation to determine if the decline in fair value of an investment is either temporary or other than temporary.  Unless evidence exists to support a realizable value equal to or greater than the carrying cost of the investment, an other than temporary impairment should be recorded.  At each reporting period we assess our investment in Videocon to determine if a decline that is other than temporary has occurred.  In evaluating our investment in Videocon at October 31, 2011, we determined that based on both the duration and the continuing magnitude of the market price decline compared to the carrying cost basis of approximately $7,105,000, and the uncertainty of its recovery, a write-down of the investment of approximately $1,723,000 should be recorded as of October 31, 2011, and a new cost basis of approximately $5,382,000 should be established.   An other than temporary impairment of approximately $10,818,000, on a cumulative basis, has been recorded as of October 31, 2011.

The fair value of investment in Videocon as of October 31, 2012 and 2011, the unrealized loss for the fiscal year ended October 31, 2012, and the other than temporary impairment as of October 31, 2011, are as follows:

Investment in Videocon
Fair Value as of October 31, 2010	$ 8,524,821
Reversal of unrealized gain as of October 31, 2010	(1,419,557)
Other than temporary impairment	(1,723,213)
Fair Value as of October 31, 2011	$ 5,382,051
Unrealized loss	(653,684)
Fair Value as of October 31, 2012	$ 4,728,367

Investment in Digital Security Co. Inc.

Our investment in DISC is classified as an “available-for-sale security” and reported at fair value, with unrealized gains and losses excluded from operations and reported as a component of accumulated other comprehensive income (loss) in shareholders’ equity.  The original cost basis was determined using the specific identification method.  DISC’s common stock is not registered under the Securities Exchange Act of 1934, as amended, but is traded in the over the counter market and quoted on the Pink Sheets.  At each reporting period we assess our investment in DISC, in accordance with ASC 320 and SEC guidance, to determine if a decline that is other than temporary has occurred. In evaluating our investment in DISC at October 31, 2011 we determined that, due to the continual decline in market value, the uncertainty of its recoverability and the decline in trading volume, the investment should be written-off.  Accordingly, a write-off of the investment of approximately $63,000 was recorded as of October 31, 2011.

The fair value of our investment in DISC as of October 31, 2012  and 2011, the unrealized loss for the fiscal year ended October 31, 2011, the cost basis of common stock sold for the fiscal year ended October 31, 2011 and the other than temporary impairment as of October 31, 2011 are as follows:

Fair Value and Cost Basis as of October 31, 2010	$ 143,989
DISC common stock sold in fiscal 2011	(88,608)
Reversal of unrealized loss as of October 31, 2010	7,199
Other than temporary impairment recorded in fiscal 2011	(62,580)
Fair Value as of October 31, 2012 and 2011	$ -0-

During the fiscal years ended October 31, 2012 and 2011, we received proceeds of approximately $1,000 and $119,000, respectively, from the sale of 917,000 shares and 4,219,443 shares, respectively, of DISC common stock.  During the fiscal years ended October 31, 2012 and 2011, we recorded a gain of approximately $1,000 and $30,000, respectively, on such sales of DISC common stock.

Investment in and Related Party Transactions with Volga-Svet, Ltd

In September 2009, we entered into the Volga License Agreement to produce and market our thin, flat, low voltage phosphor displays in Russia.  In addition, in September 2009, we acquired a 19.9% ownership interest in Volga in exchange for 150,000 unregistered shares of our common stock.  As we do not believe that we can exercise significant influence over Volga, our investment in Volga as of October 31, 2011 was recorded at cost of approximately $128,000 based on the closing price of our common stock at the time of the acquisition.   During fiscal year 2012 we discontinued utilizing Volga for contract research and development work.   In evaluating our investment in Volga at October 31, 2012, we determined that the discontinuation of funding by CopyTele and the lack of available financial information from Volga has impaired the value of our vestment in Volga and accordingly, a write-off of our investment of approximately $128,000 was recorded as of October 31, 2012.

Research and development expenses in the accompanying consolidated statements of operations include payments to Volga for the fiscal years ended October 31, 2012 and 2011 of approximately $326,000 and $518,000, respectively.

Investment in ZQX Advisors, LLC

In August 2009, we entered into an Engagement Agreement with ZQX Advisors, LLC (“ZQX”) to assist us in seeking business opportunities and licenses for our electrophoretic display technology.  Concurrently with entering into the Engagement Agreement, we acquired a 19.5% ownership interest in ZQX.  In exchange for the 19.5% ownership interest and for the services to be rendered by ZQX, we issued 800,000 unregistered shares of common stock as well as warrants to purchase an additional 500,000 unregistered shares of common stock, half of which are exercisable at $0.37 per share and the other half at $0.555 per share to ZQX.  The warrants are exercisable at any time after August 19, 2010 and expire on August 19, 2019.  We have classified our interest in ZQX of $91,000 as a reduction of additional paid-in capital within shareholders’ equity since this investment in ZQX consists entirely of our equity securities.  On January 21, 2013, we terminated the Engagement Agreement with ZQX, but currently retain our 19.5% interest in ZQX.